--------------------------------------------------------------------------------
PROSPECTUS
May 1, 1996, as revised
December 1, 1996                     THE GOLDMAN SACHS EQUITY PORTFOLIOS CLASS
                                                  A AND B SHARES


        TABLE OF CONTENTS

                                        PAGE
                                        ----
Fund Highlights........................   3
Fees and Expenses......................   7
Financial Highlights...................  10
Investment Objectives and Policies.....  13
Description of Securities..............  17
Investment Techniques..................  22
Risk Factors...........................  25
Investment Restrictions................  27
Portfolio Turnover.....................  27
Management.............................  28
Reports to Shareholders................  32
How to Invest..........................  32
Services Available to Shareholders.....  37
Distribution and Authorized Dealer
 Service Plans.........................  40
How to Sell Shares of the Funds........  41
Dividends..............................  42
Net Asset Value........................  43
Performance Information................  43
Shares of the Company..................  44
Taxation...............................  45
Additional Information.................  46
Appendix .............................. A-1
Account Application

                                    GOLDMAN SACHS BALANCED FUND
                                      Seeks long-term capital growth and cur-
                                      rent income through investments in eq-
                                      uity and fixed income securities.

                                    GOLDMAN SACHS SELECT EQUITY FUND
                                      Seeks total return through investments
                                      in equity securities consisting of capi-tal appreciation plus dividend income that, net of Fund expenses, exceeds the total return realized on the Standard and Poor's Index of 500 Common Stocks.

                                    GOLDMAN SACHS GROWTH AND INCOME FUND
                                      Seeks long-term growth of capital and
                                      growth of income through investments in
                                      equity securities that are considered to have favorable prospects for capital ap-preciation and/or dividend paying abili-ty.

                                    GOLDMAN SACHS CAPITAL GROWTH FUND
                                      Seeks long-term growth of capital
                                      through investments in equity securities of companies that are considered to have long-term capital appreciation poten-tial.

                                    GOLDMAN SACHS SMALL CAP EQUITY FUND
                                      Seeks long-term capital growth through
                                      investments in equity securities of com-panies with public stock market capital-izations of $1 billion or less at the time of investment.

                                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                                      Seeks long-term capital appreciation
                                      through investments in equity securities of companies that are organized outside the U.S. or whose securities are princi-pally traded outside the U.S.

                                    GOLDMAN SACHS ASIA GROWTH FUND
                                      Seeks long-term capital appreciation
                                      through investments in equity securities of companies related (in the manner de-scribed herein) to Asian countries.

                                                        (continued on next page)

                                  ----------


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(cover continued)

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN U.S. DOLLAR-DENOMINATED SECURITIES OF U.S. ISSUERS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN AND OTHER EMERGING MARKET COUNTRIES IN WHICH THE ASIA GROWTH AND INTERNATIONAL EQUITY FUNDS INVEST ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. THE FUNDS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH SUCH INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES."

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, Small Cap Equity and International Equity Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the Capital Growth and Select Equity Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." GSAM serves as each Fund's administrator and Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Equity Portfolios, Inc. (the "Company") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1996, containing further information about the Company and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC") is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

  WHAT IS GOLDMAN SACHS EQUITY PORTFOLIOS, INC.?

   Goldman Sachs Equity Portfolios, Inc. is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

   FUND NAME    INVESTMENT OBJECTIVES        INVESTMENT CRITERIA             BENCHMARKS
 -------------  ---------------------        -------------------             ----------

 BALANCED FUND    Long-term capital growth    Between 45% and 65% of total   The Lehman Aggregate
                  and current income.         assets in equity securities    Bond Index and the
                                              and at least 25% in fixed      Standard & Poor's Index
                                              income senior securities.      of 500 Common Stocks
                                                                             (the "S&P 500 Index")
----------------------------------------------------------------------------------------------------
 SELECT EQUITY    Total return through        At least 90% of total assets   The S&P 500 Index
 FUND             investments in equity       in equity securities. The
                  securities consisting of    Fund's investments are
                  capital appreciation        selected using
                  plus dividend income        both fundamental research and
                  that, net of Fund           a variety of quantitative
                  expenses, exceeds the       techniques which seek to
                  total return realized on    maximize the
                  the S&P 500 Index.          Fund's reward to risk ratio.
----------------------------------------------------------------------------------------------------
 GROWTH AND       Long-term growth of         At least 65% of total assets   The S&P 500 Index
 INCOME FUND      capital and growth of       in equity securities that the
                  income.                     Investment Adviser considers
                                              to have favorable prospects
                                              for capital appreciation
                                              and/or dividend paying
                                              ability.
----------------------------------------------------------------------------------------------------
 CAPITAL GROWTH   Long-term capital           At least 65% of total assets   The S&P 500 Index
 FUND             growth.                     in equity securities. The
                                              Investment Adviser considers
                                              long-term
                                              capital appreciation potential
                                              in selecting investments.
----------------------------------------------------------------------------------------------------
 SMALL CAP        Long-term capital           At least 65% of total assets   The Russell 2000
 EQUITY FUND      growth.                     in equity securities of
                                              companies with public stock
                                              market capitalizations of $1
                                              billion or less at the time of
                                              investment. The Fund currently
                                              emphasizes investments
                                              in companies with
                                              public stock market
                                              capitalizations
                                              of $500 million or less at the
                                              time of investment.


                                                                     (continued)

--------------------------------------------------------------------------------

   FUND NAME       INVESTMENT OBJECTIVES     INVESTMENT CRITERIA           BENCHMARK
 -------------    ----------------------   ---------------------     -----------------------
 INTERNATIONAL    Long-term capital        Substantially all, and    The FT-Actuaries Europe
 EQUITY FUND      appreciation.            at least 65%, of total    and Pacific Index
                                           assets in equity          (unhedged)
                                           securities of companies
                                           organized outside
                                           the United States or
                                           whose securities are
                                           principally traded
                                           outside the United
                                           States. The Fund may
                                           invest in securities of
                                           issuers located in
                                           countries with emerging
                                           economies or securities
                                           markets and employ
                                           certain currency
                                           management techniques.
--------------------------------------------------------------------------------------------
 ASIA GROWTH      Long-term capital        Substantially all, and    The (MSCI) Morgan
 FUND             appreciation.            at least 65%, of total    Stanley Capital
                                           assets in equity          International AC Asia
                                           securities of companies   Free ex Japan Index
                                           in China, Hong            (unhedged)
                                           Kong, India, Indonesia,
                                           Malaysia, Pakistan, the
                                           Philippines,
                                           Singapore, South Korea,
                                           Sri Lanka, Taiwan and
                                           Thailand. The Fund may
                                           employ certain currency
                                           management techniques.

--------------------------------------------------------------------------------

  WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Risk of Investments in Small to Medium Capitalization Companies. To the extent that a Fund invests in the securities and related financial instruments of small to medium sized market capitalization companies, a Fund may be exposed to a higher degree of risk and price volatility because such securities may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries involves greater risks than investments in the developed countries of Western Europe, the U.S. and Japan. In addition, because the International Equity and Asia Growth Funds invest primarily outside the U.S., these Funds may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. In particular, the securities markets of the developing countries of Asia are marked by high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures will subject the Fund to greater risk than funds that do not employ such techniques.

  WHO MANAGES THE FUNDS?

   Goldman Sachs Asset Management acts as administrator to each Fund and serves as the Investment Adviser to the Balanced, Growth and Income, Small Cap Equity and International Equity Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the Capital Growth and Select Equity Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the Asia Growth Fund and subadviser to the International Equity Fund. As of March 27, 1996, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $58 billion.

  WHO DISTRIBUTES THE FUND'S SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

  WHAT IS THE MINIMUM INVESTMENT?

                                                                  MINIMUM
                                                            --------------------
                                                            INITIAL
                                                            PURCHASE ADDITIONAL
  TYPE OF PURCHASE                                           AMOUNT  INVESTMENTS
  ----------------                                          -------- -----------
  Regular Purchases........................................  $1,500      $50
  Tax-Sheltered Retirement Plans...........................  $  250      $50
  Automatic Investment Plan................................  $   50      $50

   For further information, see "How to Invest--How to Buy Shares of the Funds" on page 33.


  HOW DO I PURCHASE SHARES?

   You may purchase shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have sales agreements with Goldman Sachs ("Authorized Dealers"). See "How to Invest" on page 32.

  WHAT ARE MY PURCHASE ALTERNATIVES?

   The Funds offer two classes of shares through this Prospectus which may be purchased at the next determined net asset value ("NAV") plus a sales charge, which, depending on the class of shares you choose for investment, may be imposed either at the time of purchase (Class A shares) or on a contingent deferred basis at the time of redemption (Class B shares). Direct purchases of $1 million or more of Class A shares will be sold without an initial sales charge and will be subject to a contingent deferred sales charge at the time of certain redemptions.

                              MAXIMUM FRONT           MAXIMUM CONTINGENT
   ALL FUNDS                 END SALES CHARGE       DEFERRED SALES CHARGE
   ---------                 ----------------       ---------------------
   Class A..................       5.5%                  (See above)
   Class B..................        N/A       5% declining to 0% after six years

   Over time, the deferred sales charge and distribution fees attributable to Class B shares will exceed the initial sales charge and the distribution fees attributable to Class A shares. See "How to Invest--Alternative Purchase Arrangements" on page 32.

  HOW DO I SELL MY SHARES?

   You may redeem shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "How to Sell Shares of the Funds."

  HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS
                                       --------------------------- CAPITAL GAINS
  FUND                                      DECLARED AND PAID      DISTRIBUTIONS
  ----                                      -----------------      -------------
  Balanced............................          Quarterly            Annually
  Select Equity.......................           Annually            Annually
  Growth and Income...................          Quarterly            Annually
  Capital Growth......................           Annually            Annually
  Small Cap Equity....................           Annually            Annually
  International Equity................           Annually            Annually
  Asia Growth.........................           Annually            Annually

   You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Portfolios") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio of Goldman Sachs Money Market Trust, if you hold Class A shares of a Fund, or ILA Class B Units of the Prime Obligations Portfolio, if you hold Class B shares of a Fund (the "ILA Portfolios"). For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES

                                                                  GROWTH                                       SMALL
                                            SELECT                  AND                 CAPITAL                 CAP
                     BALANCED               EQUITY                INCOME                GROWTH                EQUITY
                       FUND                  FUND                  FUND                  FUND                  FUND
                  ------------------    ------------------    ------------------    ------------------    ------------------
                  CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                  -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales
  Charge Imposed
  on Purchases...   5.5%/1/   none        5.5%/1/   none        5.5%/1/   none        5.5%/1/   none        5.5%/1/   none
 Maximum Sales
  Charge Imposed
  on Reinvested
  Dividends......  none       none       none       none       none       none       none       none       none       none
 Maximum Deferred
  Sales Charge...  none/1/    5.0%       none/1/    5.0%       none/1/    5.0%       none/1/    5.0%       none/1/    5.0%
 Redemption
  Fees/2/........  none       none       none       none       none       none       none       none       none       none
 Exchange
  Fees/2/........  none       none       none       none       none       none       none       none       none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees
  (including,
  after
  applicable
  limitations,
  advisory and
  administration
  fees)..........  0.65%      0.65%      0.59%/6/   0.59%/6/   0.70%      0.70%      1.00%      1.00%      1.00%      1.00%
 Distribution
  (Rule 12b-1)
  Fees (after
  applicable
  limitations)...  0.00%/3/   0.75%      0.21%/3/   0.75%      0.00%/3/   0.75%      0.00%/3/   0.75%      0.00%/3/   0.75%
Other Expenses:
 Authorized
  Dealer Service
  Fees...........  0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%
 Other Expenses
  (after
  applicable
  limitations)...  0.10%/4/   0.10%/4/   0.14%/6/   0.14%/6/   0.27%/6/   0.27%/6/   0.14%      0.14%      0.30%      0.30%
                   ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATION).....  1.00%/5/   1.75%/5/   1.19%/6/   1.73%/6/   1.22%/6/   1.97%/6/   1.39%/5/   2.14%/5/   1.55%/5/   2.30%/5/
                   ====       ====       ====       ====       ====       ====       ====       ====       ====       ====
                       INT'L                 ASIA
                      EQUITY                GROWTH
                       FUND                  FUND
                  --------------------- ---------------------
                  CLASS A    CLASS B    CLASS A    CLASS B
                  ---------- ---------- ---------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales
  Charge Imposed
  on Purchases...   5.5%/1/   none        5.5%/1/   none
 Maximum Sales
  Charge Imposed
  on Reinvested
  Dividends......  none       none       none       none
 Maximum Deferred
  Sales Charge...  none/1/    5.0%       none/1/    5.0%
 Redemption
  Fees/2/........  none       none       none       none
 Exchange
  Fees/2/........  none       none       none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees
  (including,
  after
  applicable
  limitations,
  advisory and
  administration
  fees)..........  0.86%/6/   0.86%/6/   0.86%/6/   0.86%/6/
 Distribution
  (Rule 12b-1)
  Fees (after
  applicable
  limitations)...  0.21%/3/   0.75%      0.21%/3/   0.75%
Other Expenses:
 Authorized
  Dealer Service
  Fees...........  0.25%      0.25%      0.25%      0.25%
 Other Expenses
  (after
  applicable
  limitations)...  0.36%/6/   0.36%/6/   0.34%/6/   0.34%/6/
                  ---------- ---------- ---------- ----------
TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATION).....  1.68%/6/   2.22%/6/   1.66%/6/   2.20%/6/
                  ========== ========== ========== ==========

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Balanced Fund
 Class A Shares................................   $65     $85    $107     $171
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    68      85     115      181
 --Assuming no redemption......................    18      55      95      181
Select Equity Fund
 Class A Shares................................    66      91     117      191
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    68      84     114      183
 --Assuming no redemption......................    18      54      94      183
Growth and Income Fund
 Class A Shares................................    67      92     118      195
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    70      92     126      203
 --Assuming no redemption......................    20      62     106      203
Capital Growth Fund
 Class A Shares................................    68      97     127      213
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    72      97     135      221
 --Assuming no redemption......................    22      67     115      221

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Small Cap Equity Fund
 Class A Shares..................................  70     101     135     229
 Class B Shares
 --Assuming complete redemption at end of period.  73     102     143     237
 --Assuming no redemption........................  23      72     123     237
International Equity Fund
 Class A Shares..................................  71     105     141     243
 Class B Shares
 --Assuming complete redemption at end of period.  73      99     139     234
 --Assuming no redemption........................  23      69     119     234
Asia Growth Fund
 Class A Shares..................................  71     104     140     241
 Class B Shares
 --Assuming complete redemption at end of period.  72      99     138     231
 --Assuming no redemption........................  22      69     118     231

The hypothetical example assumes that a contingent deferred sales charge will not apply to redemptions of Class A shares within the first 18 months. Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

--------
/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A shares by certain classes of investors. A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price."

/2/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Portfolios or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."

/3/ Goldman Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Balanced, Growth and Income, Capital Growth and Small Cap Equity Funds. In addition, Goldman Sachs voluntarily has agreed to waive a portion of the distribution fee attributable to Class A shares of the Select Equity, International Equity and Asia Growth Funds. Goldman Sachs has no current intention of modifying or discontinuing such limitations but may do so in the future at its discretion. Without this waiver, the distribution fees payable by these Funds would be 0.25% annually of average daily net assets attributable to the Class A shares and the Funds' Total Operating Expenses attributable to the Class A shares would be correspondingly higher.

/4/ The Investment Adviser has voluntarily agreed to reduce or limit certain
    "Other Expenses" of the Balanced Fund (excluding advisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.10% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing such limitation but may do so in the future at its discretion.

/5/ Based on estimated amounts for the current fiscal year. If Goldman Sachs and the Investment Advisers had not agreed to the limits described above, the "Other Expenses" and "Total Operating Expenses," respectively, of the Balanced, Capital Growth and Small Cap Equity Funds would be (as a percentage of average daily net assets): Balanced--0.75% and 1.90% in the case of Class A shares and 0.75% and 2.40% in the case of Class B shares, Capital Growth--0.14% and 1.64% in the case of Class A shares and 0.14% and 2.14% in the case of Class B shares, and Small Cap Equity--0.30% and 1.80% in the case of Class A shares and 0.30% and 2.30% in the case of Class B shares. The annual "Management Fees," "Distribution Fees," "Other Expenses" and "Total Operating Expenses," respectively, incurred by the Class A shares of these Funds during the fiscal year ended January 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were as follows: Balanced--0.65%, 0.03%, 0.32% and 1.00%, Capital Growth--1.00%,
    0.08%, 0.28% and 1.36% and Small Cap Equity--1.00%, 0.09%, 0.32% and 1.41%.
    See "Management--Investment Advisers, Subadviser and Administrator" and "Distribution and Authorized Dealer Service Plans."

/6/ Based on estimated amounts for the current fiscal year. The Investment
    Advisers and GSAM have voluntarily agreed to limit their advisory and administration fees to the following, respectively, (as a percentage of average daily net assets): Select Equity Fund--0.44% and 0.15%, International Equity Fund--0.71% and 0.15% and Asia Growth Fund--0.71% and 0.15%. In addition, the Investment Advisers and GSAM have voluntarily agreed to reduce or limit certain "Other Expenses" of the Select Equity, Growth and Income, International Equity and Asia Growth Funds (excluding transfer agency fees estimated to be 0.08%, 0.16%, 0.12% and 0.10%, respectively, of average daily net assets, advisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to 0.06%, 0.11%, 0.24% and 0.24%, respectively, of the Select Equity, Growth and Income, International Equity and Asia Growth Fund's average daily net assets. The Investment Advisers and

 GSAM have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, "Management Fees," "Other Expenses" and "Total Operating Expenses" would be as follows: Select Equity--0.75%, 0.30% and 1.55% in the case of Class A shares and 0.75%, 0.30% and 2.05% in the case of Class B shares, Growth and Income--0.70%, 0.27% and 1.47% in the case of Class A shares and 0.70%, 0.27% and 1.97% in the case of Class B shares, International Equity--1.00%, 0.36% and 1.86% in the case of Class A shares and 1.00%, 0.36% and 2.36% in the case of Class B shares and Asia Growth-- 1.00%, 0.52% and 2.02% in the case of Class A shares and 1.00%, 0.52% and 2.52% in the case of Class B shares. The annual "Management Fees," "Distribution Fees," "Other Expenses" and "Total Operating Expenses," respectively, incurred by the Class A shares of these Funds during the fiscal year ended January 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were as follows: Select Equity--0.60%, 0.19%, 0.46% and 1.25%, Growth and Income--0.70%, 0.06%, 0.44% and 1.20%,
 International Equity--1.00%, 0.08%, 0.44% and 1.52% and Asia Growth--1.00%, 0.07%, 0.70% and 1.77%.

  The information with respect to the Funds set forth in the foregoing table and hypothetical example relates only to Class A and B shares. The Select Equity, Growth and Income, International Equity and Asia Growth Funds, but not the other Funds, also offer Institutional and Service Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A shares and Class B shares. Information regarding Institutional and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus. Because of the Distribution Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s rules regarding investment companies.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers, Subadviser and Administrator."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended January 31, 1996 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

-------------------------------------------------------------------------------

                                    INCOME (LOSS) FROM                    DISTRIBUTIONS TO
                                  INVESTMENT OPERATIONS                     SHAREHOLDERS
                           ------------------------------------ -------------------------------------
                                       NET REALIZED    TOTAL                 FROM NET
                                      AND UNREALIZED   INCOME                REALIZED
                 NET ASSET            GAIN (LOSS) ON   (LOSS)                GAIN ON        TOTAL
                  VALUE,      NET      INVESTMENTS,     FROM     FROM NET   INVESTMENT  DISTRIBUTIONS
                 BEGINNING INVESTMENT  OPTIONS AND   INVESTMENT INVESTMENT  AND FUTURES       TO
                 OF PERIOD   INCOME      FUTURES     OPERATIONS   INCOME   TRANSACTIONS SHAREHOLDERS
                 --------- ---------- -------------- ----------  ---------- ------------ -------------
                                                                BALANCED FUND
----------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1996--Class A
Shares..........  $14.22     $0.51        $3.43        $3.94      $(0.50)     $(0.35)      ($0.85)
FOR THE PERIOD OCTOBER 12, 1994(b) THROUGH JANUARY 31,
1995--Class A
Shares..........   14.18      0.10         0.02         0.12       (0.08)        --         (0.08)

                                                                                                      RATIOS ASSUMING
                                                                                                    NO VOLUNTARY WAIVER
                                                                                                       OF FEES OR
                                                                                                     EXPENSE LIMITATIONS
                                                                                                     -------------------
                                                                                      RATIO OF
                      NET                                       RATIO OF                NET                     NET
                    INCREASE                        RATIO OF      NET                  ASSETS                INVESTMENT
                   (DECREASE) NET ASSET               NET      INVESTMENT              AT END      RATIO OF    INCOME
                     IN NET     VALUE,              EXPENSES     INCOME    PORTFOLIO     OF        EXPENSES    (LOSS)
                     ASSET      END OF    TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER    PERIOD     TO AVERAGE TO AVERAGE
                     VALUE      PERIOD  RETURN(a)  NET ASSETS  NET ASSETS    RATE    (IN 000'S)   NET ASSETS NET ASSETS
                   ---------- --------- ---------  ----------  ----------  --------- ------------ ---------- ----------
                                                                BALANCED FUND
----------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1996--Class A
Shares..........   $3.09      $17.31     28.10%      1.00%      3.65%    197.10%(g)    $50,928     1.90%      2.75%
FOR THE PERIOD OCTOBER 12, 1994(b) THROUGH JANUARY 31,
1995--Class A
Shares..........    0.04       14.22      0.87(c)    1.00(d)    3.39(d)   14.71(c)       7,510     8.29(d)   (3.90)(d)
                                    INCOME (LOSS) FROM                    DISTRIBUTIONS TO
                                  INVESTMENT OPERATIONS                     SHAREHOLDERS
                           ------------------------------------ -------------------------------------
                                       NET REALIZED    TOTAL                 FROM NET
                                      AND UNREALIZED   INCOME                REALIZED
                 NET ASSET            GAIN (LOSS) ON   (LOSS)                GAIN ON        TOTAL
                  VALUE,      NET      INVESTMENTS,     FROM     FROM NET   INVESTMENT  DISTRIBUTIONS
                 BEGINNING INVESTMENT  OPTIONS AND   INVESTMENT INVESTMENT  AND FUTURES       TO
                 OF PERIOD   INCOME      FUTURES     OPERATIONS   INCOME   TRANSACTIONS SHAREHOLDERS
                 --------- ---------- -------------- ----------  ---------- ------------ -------------
                                                              SELECT EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1996--Class A
Shares..........  $14.61     $0.19        $5.43        $5.62      $(0.16)     $(0.41)      $(0.57)
1996--Institu-
tional Shares
(f).............   16.97      0.16         3.23         3.39       (0.24)      (0.41)       (0.65)
1995--Class A
Shares..........   15.93      0.20        (0.38)       (0.18)      (0.20)      (0.94)       (1.14)
1994--Class A
Shares..........   15.46      0.17         2.08         2.25       (0.17)      (1.61)       (1.78)
1993--Class A
Shares..........   15.05      0.22         0.41         0.63       (0.22)        --         (0.22)

                                                                                                      RATIOS ASSUMING
                                                                                                    NO VOLUNTARY WAIVER
                                                                                                       OF FEES OR
                                                                                                     EXPENSE LIMITATIONS
                                                                                                     -------------------
                                                                                      RATIO OF
                      NET                                       RATIO OF                NET                     NET
                    INCREASE                        RATIO OF      NET                  ASSETS                INVESTMENT
                   (DECREASE) NET ASSET               NET      INVESTMENT              AT END      RATIO OF    INCOME
                     IN NET     VALUE,              EXPENSES     INCOME    PORTFOLIO     OF        EXPENSES    (LOSS)
                     ASSET      END OF    TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER    PERIOD     TO AVERAGE TO AVERAGE
                     VALUE      PERIOD  RETURN(a)  NET ASSETS  NET ASSETS    RATE    (IN 000'S)   NET ASSETS NET ASSETS
                   ---------- --------- ---------  ----------  ----------  --------- ------------ ---------- ----------
                                                              SELECT EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1996--Class A
Shares..........   $5.05     $19.66     38.63%      1.25%      1.01%     39.35%      $129,045     1.55%      0.71%
1996--Institu-
tional Shares
(f).............    2.74      19.71     20.14(c)    0.65(d)    1.49(d)   39.35(c)      64,829     0.96(d)    1.18(d)
1995--Class A
Shares..........   (1.32)     14.61     (1.10)      1.38       1.33      56.18         94,968     1.63       1.08
1994--Class A
Shares..........    0.47      15.93     15.12       1.42       0.92      87.73         92,769     1.67       0.67
1993--Class A
Shares..........    0.41      15.46      4.30       1.28       1.30     144.93        117,757     1.53       1.05
                                    INCOME (LOSS) FROM                    DISTRIBUTIONS TO
                                  INVESTMENT OPERATIONS                     SHAREHOLDERS
                           ------------------------------------ -------------------------------------
                                       NET REALIZED    TOTAL                 FROM NET
                                      AND UNREALIZED   INCOME                REALIZED
                 NET ASSET            GAIN (LOSS) ON   (LOSS)                GAIN ON        TOTAL
                  VALUE,      NET      INVESTMENTS,     FROM     FROM NET   INVESTMENT  DISTRIBUTIONS
                 BEGINNING INVESTMENT  OPTIONS AND   INVESTMENT INVESTMENT  AND FUTURES       TO
                 OF PERIOD   INCOME      FUTURES     OPERATIONS   INCOME   TRANSACTIONS SHAREHOLDERS
                 --------- ---------- -------------- ----------  ---------- ------------ -------------
                                                              SELECT EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD MAY 24, 1991(b) THROUGH JANUARY 31,
1992--Class A
Shares..........   14.17      0.11         0.88         0.99       (0.11)        --         (0.11)
                                                                                                      RATIOS ASSUMING
                                                                                                    NO VOLUNTARY WAIVER
                                                                                                       OF FEES OR
                                                                                                     EXPENSE LIMITATIONS
                                                                                                     -------------------
                                                                                      RATIO OF
                      NET                                       RATIO OF                NET                     NET
                    INCREASE                        RATIO OF      NET                  ASSETS                INVESTMENT
                   (DECREASE) NET ASSET               NET      INVESTMENT              AT END      RATIO OF    INCOME
                     IN NET     VALUE,              EXPENSES     INCOME    PORTFOLIO     OF        EXPENSES    (LOSS)
                     ASSET      END OF    TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER    PERIOD     TO AVERAGE TO AVERAGE
                     VALUE      PERIOD  RETURN(a)  NET ASSETS  NET ASSETS    RATE    (IN 000'S)   NET ASSETS NET ASSETS
                   ---------- --------- ---------  ----------  ----------  --------- ------------ ---------- ----------
                                                              SELECT EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD MAY 24, 1991(b) THROUGH JANUARY 31,
1992--Class A
Shares..........    0.88      15.05      7.01(c)    1.57(d)    1.24(d)  135.02(d)   11151,142     1.82(d)    0.99(d)

                             INCOME (LOSS) FROM                                 DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS                                  SHAREHOLDERS
                --------------------------------------------- -----------------------------------------------------
                               NET REALIZED         TOTAL                   FROM NET
      NET ASSET    NET        AND UNREALIZED    INCOME (LOSS)            REALIZED GAIN  IN EXCESS
       VALUE,   INVESTMENT    GAIN (LOSS) ON        FROM       FROM NET  ON INVESTMENTS   OF NET        TOTAL
      BEGINNING   INCOME       INVESTMENTS,      INVESTMENT   INVESTMENT    OPTIONS     INVESTMENT DISTRIBUTIONS TO
      OF PERIOD   (LOSS)    OPTIONS AND FUTURES  OPERATIONS     INCOME    AND FUTURES     INCOME     SHAREHOLDERS
      --------- ----------  ------------------- ------------- ---------- -------------- ---------- ----------------
                                                      GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1996--Class A
 Shares.........  $15.80      $0.33           $4.75           $ 5.08       $(0.30)      $(0.60)      $  --         $(0.90)
1995--Class A
 Shares.........   15.79       0.20(e)         0.30(e)          0.50        (0.20)       (0.33)       (0.07)        (0.60)
FOR THE PERIOD FEBRUARY 5, 1993(b) THROUGH JANUARY 31,
1994--Class A
 Shares.........   14.18       0.15            1.68             1.83        (0.15)       (0.06)       (0.01)        (0.22)
                                                                                                                 RATIOS ASSUMING
                                                                                                               NO VOLUNTARY WAIVER
                                                                                                                     OF FEES
                                                                                                             OR EXPENSE LIMITATIONS
                                                                                                             ----------------------
                                                                         RATIO OF
                                                                           NET                                           RATIO OF
                              NET                            RATIO OF   INVESTMENT                 NET                      NET
                           INCREASE   NET ASSET                 NET       INCOME                ASSETS AT  RATIO OF     INVESTMENT
              ADDITIONAL  (DECREASE)   VALUE,               EXPENSES TO (LOSS)  TO  PORTFOLIO    END OF    EXPENSES    INCOME (LOSS)
               PAID-IN      IN NET     END OF     TOTAL     AVERAGE NET  AVERAGE    TURNOVER     PERIOD   TO AVERAGE    TO AVERAGE
               CAPITAL    ASSET VALUE  PERIOD   RETURN(a)     ASSETS    NET ASSETS    RATE      (IN 000S) NET ASSETS    NET ASSETS
              ----------- ----------- --------- ----------- ----------- ----------- ----------- --------- ------------ -------------
                                                      GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1996--Class A
 Shares.........   $ --        $ 4.18     $19.98   32.45%      1.20%       1.67%       57.93%   $436,757      1.45%      1.42%
1995--Class A
 Shares.........    0.11(e)      0.01      15.80    3.97       1.25        1.28        71.80     193,772      1.58       0.95
FOR THE PERIOD FEBRUARY 5, 1993(b) THROUGH JANUARY 31,
1994--Class A
 Shares.........     --          1.61      15.79   13.08(c)    1.25(d)     1.23(d)    102.23(c)   41,528      3.24(d)   (0.76)(d)
                             INCOME (LOSS) FROM                                 DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS                                  SHAREHOLDERS
                --------------------------------------------- -----------------------------------------------------
                                         NET REALIZED         TOTAL                   FROM NET
                NET ASSET    NET        AND UNREALIZED    INCOME (LOSS)            REALIZED GAIN  IN EXCESS
                 VALUE,   INVESTMENT    GAIN (LOSS) ON        FROM       FROM NET  ON INVESTMENTS   OF NET        TOTAL
                BEGINNING   INCOME       INVESTMENTS,      INVESTMENT   INVESTMENT    OPTIONS     INVESTMENT DISTRIBUTIONS TO
                OF PERIOD   (LOSS)    OPTIONS AND FUTURES  OPERATIONS     INCOME    AND FUTURES     INCOME     SHAREHOLDERS
                --------- ----------  ------------------- ------------- ---------- -------------- ---------- ----------------
                                                        CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1996--Class A
 Shares.........  $13.67      $0.12          $ 3.93           $ 4.05       $(0.12)      $(2.69)      $  --         $(2.81)
1995--Class A
 Shares.........   15.96       0.03           (0.69)           (0.66)       (0.01)       (1.62)         --          (1.63)
1994--Class A
 Shares.........   14.64       0.02            2.40             2.42        (0.01)       (1.07)       (0.02)        (1.10)
1993--Class A
 Shares.........   13.65       0.06            2.28             2.34        (0.07)       (1.28)         --          (1.35)
1992--Class A
 Shares.........   11.10       0.28            2.90             3.18        (0.31)       (0.32)         --          (0.63)
FOR THE PERIOD APRIL 20, 1990(b) THROUGH JANUARY 31,
1991--Class A
 Shares.........   11.34       0.34           (0.27)            0.07        (0.31)         --           --          (0.31)
                                                                                                                 RATIOS ASSUMING
                                                                                                               NO VOLUNTARY WAIVER
                                                                                                                     OF FEES
                                                                                                             OR EXPENSE LIMITATIONS
                                                                                                             ----------------------
                                                                         RATIO OF
                                                                           NET                                           RATIO OF
                              NET                            RATIO OF   INVESTMENT                 NET                      NET
                           INCREASE   NET ASSET                 NET       INCOME                ASSETS AT  RATIO OF     INVESTMENT
              ADDITIONAL  (DECREASE)   VALUE,               EXPENSES TO (LOSS)  TO  PORTFOLIO    END OF    EXPENSES    INCOME (LOSS)
               PAID-IN      IN NET     END OF     TOTAL     AVERAGE NET  AVERAGE    TURNOVER     PERIOD   TO AVERAGE    TO AVERAGE
               CAPITAL    ASSET VALUE  PERIOD   RETURN(a)     ASSETS    NET ASSETS    RATE      (IN 000S) NET ASSETS    NET ASSETS
              ----------- ----------- --------- ----------- ----------- ----------- ----------- --------- ------------ -------------
                                                        CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1996--Class A
 Shares.........     --    $ 1.24     $14.91      30.45%        1.36%       0.65%      63.90%   $881,056      1.61%         0.40%
1995--Class A
 Shares.........     --     (2.29)     13.67      (4.38)        1.38        0.16       38.36     862,105      1.63         (0.09)
1994--Class A
 Shares.........     --      1.32      15.96      16.89         1.38        0.13       36.12     833,682      1.63         (0.12)
1993--Class A
 Shares.........     --      0.99      14.64      18.01         1.41        0.42       58.93     665,976      1.66          0.17
1992--Class A
 Shares.........     --      2.55      13.65      29.31         1.53        2.09       48.93     500,307      1.78          1.84
FOR THE PERIOD APRIL 20, 1990(b) THROUGH JANUARY 31,
1991--Class A
 Shares.........     --     (0.24)     11.10    0.84(c)         1.27(c)     3.24(c)    33.63(c)  437,533      1.47(c)       3.04(c)
                             INCOME (LOSS) FROM                                 DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS                                  SHAREHOLDERS
                --------------------------------------------- -----------------------------------------------------
                                         NET REALIZED         TOTAL                   FROM NET
                NET ASSET    NET        AND UNREALIZED    INCOME (LOSS)            REALIZED GAIN  IN EXCESS
                 VALUE,   INVESTMENT    GAIN (LOSS) ON        FROM       FROM NET  ON INVESTMENTS   OF NET        TOTAL
                BEGINNING   INCOME       INVESTMENTS,      INVESTMENT   INVESTMENT    OPTIONS     INVESTMENT DISTRIBUTIONS TO
                OF PERIOD   (LOSS)    OPTIONS AND FUTURES  OPERATIONS     INCOME    AND FUTURES     INCOME     SHAREHOLDERS
                --------- ----------  ------------------- ------------- ---------- -------------- ---------- ----------------
                                                       SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1996--Class A
 Shares.........  $16.14   $(0.23)         $ 1.39            $ 1.16       $  --        $(0.01)      $  --         $(0.01)
1995--Class A
 Shares.........   20.67    (0.07)          (3.53)            (3.60)         --         (0.69)       (0.24)        (0.93)
1994--Class A
 Shares.........   16.68    (0.04)           5.03              4.99          --         (1.00)         --          (1.00)
                                                                                                                 RATIOS ASSUMING
                                                                                                               NO VOLUNTARY WAIVER
                                                                                                                     OF FEES
                                                                                                             OR EXPENSE LIMITATIONS
                                                                                                             ----------------------
                                                                         RATIO OF
                                                                           NET                                           RATIO OF
                              NET                            RATIO OF   INVESTMENT                 NET                      NET
                           INCREASE   NET ASSET                 NET       INCOME                ASSETS AT  RATIO OF     INVESTMENT
              ADDITIONAL  (DECREASE)   VALUE,               EXPENSES TO (LOSS)  TO  PORTFOLIO    END OF    EXPENSES    INCOME (LOSS)
               PAID-IN      IN NET     END OF     TOTAL     AVERAGE NET  AVERAGE    TURNOVER     PERIOD   TO AVERAGE    TO AVERAGE
               CAPITAL    ASSET VALUE  PERIOD   RETURN(a)     ASSETS    NET ASSETS    RATE      (IN 000S) NET ASSETS    NET ASSETS
              ----------- ----------- --------- ----------- ----------- ----------- ----------- --------- ------------ -------------
FOR THE YEAR ENDED JANUARY 31,
1996--Class A
 Shares.........     --    $ 1.15       $17.29     7.20%        1.41%     (0.59)%      57.58%    $204,994      1.66%      (0.84)%
1995--Class A
 Shares.........     --     (4.53)       16.14   (17.53)        1.53      (0.53)       43.67      319,487      1.78       (0.78)
1994--Class A
 Shares.........     --      3.99        20.67    30.13         1.60      (0.45)       56.81      261,074      1.85       (0.70)
                             INCOME (LOSS) FROM                                 DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS                                  SHAREHOLDERS
                --------------------------------------------- -----------------------------------------------------
                                         NET REALIZED         TOTAL                   FROM NET
                NET ASSET    NET        AND UNREALIZED    INCOME (LOSS)            REALIZED GAIN  IN EXCESS
                 VALUE,   INVESTMENT    GAIN (LOSS) ON        FROM       FROM NET  ON INVESTMENTS   OF NET        TOTAL
                BEGINNING   INCOME       INVESTMENTS,      INVESTMENT   INVESTMENT    OPTIONS     INVESTMENT DISTRIBUTIONS TO
                OF PERIOD   (LOSS)    OPTIONS AND FUTURES  OPERATIONS     INCOME    AND FUTURES     INCOME     SHAREHOLDERS
                --------- ----------  ------------------- ------------- ---------- -------------- ---------- ----------------
FOR THE PERIOD OCTOBER 22, 1992(b) THROUGH JANUARY 31,
1993--Class A
 Shares.........   14.18     0.03            2.50              2.53        (0.03)         --           --          (0.03)
                                                                                                                 RATIOS ASSUMING
                                                                                                               NO VOLUNTARY WAIVER
                                                                                                                     OF FEES
                                                                                                             OR EXPENSE LIMITATIONS
                                                                                                             ----------------------
                                                                         RATIO OF
                                                                           NET                                           RATIO OF
                              NET                            RATIO OF   INVESTMENT                 NET                      NET
                           INCREASE   NET ASSET                 NET       INCOME                ASSETS AT  RATIO OF     INVESTMENT
              ADDITIONAL  (DECREASE)   VALUE,               EXPENSES TO (LOSS)  TO  PORTFOLIO    END OF    EXPENSES    INCOME (LOSS)
               PAID-IN      IN NET     END OF     TOTAL     AVERAGE NET  AVERAGE    TURNOVER     PERIOD   TO AVERAGE    TO AVERAGE
               CAPITAL    ASSET VALUE  PERIOD   RETURN(a)     ASSETS    NET ASSETS    RATE      (IN 000S) NET ASSETS    NET ASSETS
              ----------- ----------- --------- ----------- ----------- ----------- ----------- --------- ------------ -------------
FOR THE PERIOD OCTOBER 22, 1992(b) THROUGH JANUARY 31,
1993--Class A
 Shares.........     --      2.50       16.68     17.86(c)      1.65(d)   0.62(d)      7.12(d)     59,339   2.70(d)        (0.43)(d)

                               INCOME (LOSS) FROM INVESTMENT OPERATIONS                DISTRIBUTIONS TO SHAREHOLDERS
                            ----------------------------------------------- ----------------------------------------------------
                                       NET REALIZED NET REALIZED
                                           AND          AND                              FROM NET
                                        UNREALIZED   UNREALIZED                          REALIZED
                                       GAIN (LOSS)  GAIN (LOSS)  TOTAL GAIN              GAIN ON
                  NET ASSET    NET          ON       ON FOREIGN    (LOSS)              INVESTMENT,                     TOTAL
                   VALUE,   INVESTMENT INVESTMENTS,   CURRENCY      FROM     FROM NET   OPTION AND   IN EXCESS OF  DISTRIBUTIONS
                  BEGINNING   INCOME   OPTIONS AND    RELATED    INVESTMENT INVESTMENT   FUTURES    NET INVESTMENT      TO
                  OF PERIOD   (LOSS)     FUTURES    TRANSACTIONS OPERATIONS   INCOME   TRANSACTIONS     INCOME     SHAREHOLDERS
                  --------- ---------- ------------ ------------ ---------- ---------- ------------ -------------- -------------
                                                     INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1996--Class A
Shares..........  $14.52     $0.13       $ 2.58       $ 1.42      $ 4.13     $(0.58)     $(0.87)          --         $(1.45)
1995--Class A
Shares..........   18.10      0.06        (3.04)       (0.01)      (2.99)       --        (0.59)          --          (0.59)
1994--Class A
Shares..........   14.35      0.05         4.08        (0.38)       3.75        --          --            --            --
FOR THE PERIOD DECEMBER 1, 1992(b) THROUGH JANUARY 31,
------------------------------------------------------
1993--Class A
Shares..........   14.18     (0.01)        0.29        (0.11)       0.17        --          --            --            --
                                                                                                              RATIOS
                                                                                                             ASSUMING
                                                                                                                NO
                                                                                                             VOLUNTARY
                                                                                                             WAIVER OF
                                                                                                              FEES OR
                                                                                                              EXPENSE
                                                                                                            LIMITATIONS
                                                                                                            -----------
                                               RATIO OF    RATIO OF                                          RATIO OF
                   NET                           NET         NET                                RATIO OF       NET
                 INCREASE   NET                EXPENSES   INVESTMENT                            EXPENSES    INVESTMENT
                (DECREASE) ASSET                  TO        INCOME                 NET ASSET       TO         INCOME
                  IN NET   VALUE,              AVERAGE    (LOSS) TO    PORTFOLIO   AT END OF    AVERAGE      (LOSS) TO
                  ASSET    END OF   TOTAL        NET       AVERAGE     TURNOVER    PERIOD (IN     NET         AVERAGE
                  VALUE    PERIOD  RETURN(a)     ASSETS    NET ASSETS     RATE        000S)     ASSETS       NET ASSETS
                ---------- ------  ---------    --------   ----------   ---------   ----------   --------   -----------
                                                     INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1996--Class A
Shares..........  $ 2.68   $17.20    28.68%       1.52%       0.26%       68.48%     $330,860      1.77%       0.01%
1995--Class A
Shares..........   (3.58)   14.52   (16.65)       1.73        0.40        84.54       275,086      1.98        0.15
1994--Class A
Shares..........    3.75    18.10    26.13        1.76        0.51        60.04       269,091      2.01        0.26
FOR THE PERIOD DECEMBER 1, 1992(b) THROUGH JANUARY 31,
------------------------------------------------------
1993--Class A
Shares..........    0.17    14.35    1.23 (c)     1.80 (d)   (0.42)(d)     0.00        66,063      2.58(d)     1.20(d)
                               INCOME (LOSS) FROM INVESTMENT OPERATIONS                DISTRIBUTIONS TO SHAREHOLDERS
                            ----------------------------------------------- ----------------------------------------------------
                                       NET REALIZED NET REALIZED
                                           AND          AND                              FROM NET
                                        UNREALIZED   UNREALIZED                          REALIZED
                                       GAIN (LOSS)  GAIN (LOSS)  TOTAL GAIN              GAIN ON
                  NET ASSET    NET          ON       ON FOREIGN    (LOSS)              INVESTMENT,                     TOTAL
                   VALUE,   INVESTMENT INVESTMENTS,   CURRENCY      FROM     FROM NET   OPTION AND   IN EXCESS OF  DISTRIBUTIONS
                  BEGINNING   INCOME   OPTIONS AND    RELATED    INVESTMENT INVESTMENT   FUTURES    NET INVESTMENT      TO
                  OF PERIOD   (LOSS)     FUTURES    TRANSACTIONS OPERATIONS   INCOME   TRANSACTIONS     INCOME     SHAREHOLDERS
                  --------- ---------- ------------ ------------ ---------- ---------- ------------ -------------- -------------
                                                         ASIA GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1996--Class A
Shares..........  $13.31     $0.17        $3.44       $(0.12)     $ 3.49     $(0.17)        --         $(0.14)       $(0.31)
FOR THE PERIOD JULY 8, 1994(b) THROUGH JANUARY 31,
--------------------------------------------------
1995--Class A
Shares..........   14.18      0.11        (0.89)        0.01       (0.77)     (0.10)        --            --          (0.10)
                                                                                                              RATIOS
                                                                                                             ASSUMING
                                                                                                                NO
                                                                                                             VOLUNTARY
                                                                                                             WAIVER OF
                                                                                                              FEES OR
                                                                                                              EXPENSE
                                                                                                            LIMITATIONS
                                                                                                            -----------
                                               RATIO OF    RATIO OF                                         RATIO OF
                   NET                           NET         NET                                RATIO OF      NET
                 INCREASE   NET                EXPENSES   INVESTMENT                            EXPENSES   INVESTMENT
                (DECREASE) ASSET                  TO        INCOME                 NET ASSET       TO        INCOME
                  IN NET   VALUE,              AVERAGE    (LOSS) TO    PORTFOLIO   AT END OF    AVERAGE    (LOSS) TO
                  ASSET    END OF   TOTAL        NET       AVERAGE     TURNOVER    PERIOD (IN     NET       AVERAGE
                  VALUE    PERIOD  RETURN(a)     ASSETS    NET ASSETS     RATE        000S)       ASSETS    NET ASSETS
                ---------- ------  ---------    --------   ----------   ---------   ----------   --------   ----------
                                                         ASIA GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
------------------------------
1996--Class A
Shares..........  $3.18   $16.49   26.49%       1.77%       1.05%       88.80%   $205,539         2.02%         0.80%
FOR THE PERIOD JULY 8, 1994(b) THROUGH JANUARY 31,
--------------------------------------------------
1995--Class A
Shares..........  (0.87)   13.31   (5.46)(c)    1.90(d)     1.83(d)     36.08(c)  124,298         2.38(d)       1.35(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge were taken into account.
(b)Commencement of operations.
(c)Not annualized.
(d)Annualized.
(e)Calculated based on the average shares outstanding methodology.
(f)Institutional shares commenced operations on June 15, 1995.
(g)Includes the effect of mortgage dollar roll transactions.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  Potential equity investments for each Fund (other than the Select Equity Fund which evaluates securities using both fundamental research and a variety of quantitative techniques as described below under "Select Equity Fund") generally are evaluated using fundamental analysis, including criteria such as earnings, cash flow, asset values and/or dividend-paying ability. In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and meet decision-makers. The Investment Advisers may also use a macro analysis of numerous economic and valuation variables to determine and anticipate changes in company earnings and the overall investment climate. Each Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Investment Research Department and other affiliates of the Investment Adviser as well as information provided by other securities dealers.

  The Investment Advisers intend to purchase common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures and similar enterprises, warrants and stock purchase rights of companies ("equities securities") that are, in their view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Advisers, are available at attractive prices. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Advisers' view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the market position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business.

  Equity securities in a Fund's portfolio will generally be sold when the Investment Advisers believe that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

 BALANCED FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed income senior securities and the remainder of its assets in equity securities, other fixed income securities and cash. The percentage of the portfolio invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in countries with emerging markets and economies, and equity securities quoted in a foreign currency. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities shall collectively be referred to herein as "fixed income securities." The Fund's investments in fixed income securities that are issued by foreign issuers, including issuers in countries with emerging markets may not exceed 10% of the Fund's total assets.

 SELECT EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with a total return through investments in equity securities consisting of capital appreciation plus dividend income that, net of Fund expenses, exceeds the total return realized on the S&P 500 Index.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both fundamental research and a variety of quantitative techniques which seek to maximize the Fund's reward to risk ratio. The Fund's portfolio is designed to have risk, capitalization and industry characteristics similar to the S&P 500 Index. Select Equity Fund may only invest in fixed income securities that are considered cash equivalents.

  Investment Process. The Investment Adviser begins with a universe primarily of large capitalization equity securities. The Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating, and, if the security is followed by the Goldman Sachs Investment Research Department (the "Research Department"), a second rating is assigned based upon the Research Department's evaluation. In selecting securities for the Fund, the Investment Adviser utilizes optimization models to evaluate the ratings assigned by the Multifactor Model and the Research Department to build a diversified portfolio. This portfolio is primarily comprised of securities rated highest by the Investment Adviser's Multifactor Model and research analysts and has risk characteristics and industry weightings similar to the S&P 500 Index. Under normal conditions, the securities of any one issuer may not exceed 5% of the Fund's total assets.

  Multifactor Model. The Multifactor Model is a sophisticated computerized rating system for valuing equity securities according to fundamental investment characteristics. The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysis, and cover measures of value, growth, momentum, risk (e.g., price/earnings ratio, book/price ratio, growth forecasts, earnings estimate revisions, price momentum, volatility and earnings stability). All of the factors used by the Multifactor Model have been shown to significantly impact the performance of equity securities. The weightings assigned to the factors are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." By employing both a quantitative (i.e., the Multifactor Model) and a qualitative (i.e., the analyst's ratings) method of selecting securities, the Fund seeks to capitalize on the strengths of each discipline.

 GROWTH AND INCOME FUND

  Objectives. The Growth and Income Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies.

 CAPITAL GROWTH FUND

  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing primarily in equity and fixed income securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Up to 25% of the Fund's total assets may be invested in fixed income securities that, in the opinion of the Investment Adviser, offer long-term capital appreciation possibilities. In addition, although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies.

 SMALL CAP EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. However, the Fund currently emphasizes investments in companies with public stock market capitalizations of $500 million or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration.

  Small Capitalization Companies. The Fund will invest in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion and in fixed income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including issuers in countries with emerging markets and economies.

 INTERNATIONAL EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of companies located in the developed countries in Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in the following countries: Argentina, Australia, Bangladesh, Brazil, Canada, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, New Zealand, Nigeria, Pakistan, the Philippines, Poland, The Republic of Slovakia, Singapore, South Korea, Sri Lanka, South Africa, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  Other. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated securities of U.S. issuers. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities", "Investment Techniques" and "Risk Factors." Up to 35% of the Fund's total assets may be invested in fixed income securities.

 ASIA GROWTH FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated securities of U.S. issuers. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in the Asian region (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities-- Foreign Transactions." The Fund may invest up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and fixed income securities.


                           DESCRIPTION OF SECURITIES

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities, in which the Select Equity Fund invests, are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), and each Fund, other than the Select Equity Fund, may also invest in European Depository Receipts

("EDRs") or other similar instruments representing securities of foreign issuers (together,"Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars and are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the International Equity and Asia Growth Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the International Equity and Asia Growth Funds may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The International Equity and Asia Growth Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the International Equity or Asia Growth Funds enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the International Equity and Asia Growth Funds, offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  In addition to investing in securities denominated or quoted in a foreign currency, the International Equity and Asia Growth Funds may engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of certain Asian countries, the Investment Adviser does not currently anticipate that a significant portion of Asia Growth Fund's currency exposure will be covered by such instruments. The opportunity for hedging currency exposure to other emerging markets is also generally limited. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the Select Equity Fund) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the Select Equity Fund) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  RATING CRITERIA. The debt securities in which the Balanced, Growth and Income, International Equity and Asia Growth Funds may invest will, except as noted below, be rated investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets in debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's or, if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Capital Growth, Small Cap Equity and Growth and Income Funds may invest up to 25%, 35% and 10%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed income securities rated in the BBB or Baa category are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from its investments to repay financing costs and the ability of the REIT's manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the Select Equity Fund) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the International Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the International Equity and Asia Growth Funds may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The Select Equity Fund may enter into such transactions only with respect to the S&P 500 Index. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement period. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to the settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund may not invest more than 10% of its total assets in securities that are subject to restrictions on resale ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including securities eligible for resale in reliance on Rule 144A under the 1933 Act. In addition, a Fund will not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Directors has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Directors, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The International Equity and Asia Growth Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Directors of the Company have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having advisory agreements with an Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. See "Investment Restrictions" in the Additional Statement. A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar

(same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Investment Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the Select Equity Fund) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. Short sales will be made primarily to defer realization of gain or loss for federal tax purposes; a gain or loss in a Fund's long position will be offset by a gain or loss in its short position.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the Select Equity Fund may only hold up to 35% of its total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments (i) warrants and stock purchase rights,
(ii) currency swaps (Balanced, International Equity and Asia Growth Funds only), mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only), (iii) structured securities, (iv) yield curve options (Balanced Fund only), (v) other investment companies and (vi) unseasoned companies. For more information see the Additional Statement.


                                 RISK FACTORS

  Risk of Investing in Small Capitalization Companies. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  Special Risks of Investments in the Asian and Other Emerging
Markets. Investing in the securities of issuers in emerging markets involves risks in addition to those discussed above. The International Equity and Asia Growth Funds may each invest without limit in the securities of issuers in countries with emerging economies or securities markets. The Balanced, Growth and Income, Capital Growth, and Small Cap Equity Funds may each invest up to 15% of their total assets in securities of issuers in countries with emerging economies or securities markets. These emerging markets are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser and its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain emerging markets is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies in the Additional Statement." Furthermore, the repatriation of both investment income and capital from several of the Asian countries is subject to restrictions such as the need for certain governmental consents.

  Many of the emerging markets may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States and Japan. Many of the emerging markets do not have fully democratic governments. For example, some governments of emerging market countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging markets have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some of the Asian and other countries. The economies of most of the emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. In addition, the economies of some of the emerging markets are vulnerable to weakness in world prices for their commodity exports.

  Settlement procedures in emerging markets are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  Risk of Investing in Fixed Income Securities. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  Risks of Derivative Transactions. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in foreign currency, forward foreign currency exchange contracts, options, futures contracts and certain other derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. The Capital Growth Fund's investment objective is a fundamental policy. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders and may under certain circumstances make it more difficult for a Fund to qualify as a regulated investment company under the Code. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover ratio. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.

                                  MANAGEMENT

DIRECTORS AND OFFICERS

  The Company's Board of Directors is responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, subadviser, administrator, distributor and transfer agent. The officers of the Company conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Directors and officers of the Company.

INVESTMENT ADVISERS, SUBADVISER AND ADMINISTRATOR

  INVESTMENT ADVISERS AND SUBADVISER. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Balanced, Growth and Income, Small Cap Equity and International Equity Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the Capital Growth and Select Equity Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management International, 140 Fleet Street, London EC4A 2BJ, England, an affiliate of Goldman Sachs, serves as the investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. Goldman Sachs Asset Management serves as administrator to each Fund. As of March 27, 1996, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $58 billion.

  Under an Investment Advisory Agreement with each Fund, the applicable Investment Adviser, and in the case of the International Equity Fund under a Subadvisory Agreement, the subadviser, subject to the general supervision of the Board of Directors, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Company to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Singapore and Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices.

 FUND MANAGERS


                                                    YEARS
                                                    PRIMARILY
    NAME AND TITLE         FUND RESPONSIBILITY      RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
    --------------         -------------------      ----------- ----------------------------
  G. Lee Anderson     Portfolio Manager--              Since      Mr. Anderson joined the
   Vice President     Capital Growth,                  1996       Investment Adviser in
                      Growth and Income,               1996       1992. Prior to 1992, he
                      Balanced (Equity)                1996       was a research analyst
                                                                  in the Investment
                                                                  Research Department of
                                                                  Goldman, Sachs & Co.
--------------------------------------------------------------------------------------------
  Eileen A. Aptman    Portfolio Manager--              Since      Ms. Aptman joined the
   Vice President     Capital Growth,                  1996       Investment Adviser in
                      Growth and Income,               1996       1993. Prior to 1993, she
                      Balanced (Equity)                1996       was an equity analyst at
                                                                  Delphi Management.
--------------------------------------------------------------------------------------------
  Jonathan A. Beinner Co-Portfolio Manager--           Since      Mr. Beinner joined the
   Vice President     Balanced (Fixed Income)          1994       Investment Adviser in
                                                                  1990.
--------------------------------------------------------------------------------------------
  Kent A. Clark       Portfolio Manager--              Since      Mr. Clark joined the
   Vice President     Select Equity                    1996       Investment Adviser in
                                                                  1992. Prior to 1992, he
                                                                  was studying for a Ph.D.
                                                                  in finance at the
                                                                  University of Chicago.
--------------------------------------------------------------------------------------------
  Paul D. Farrell     Senior Portfolio                 Since      Mr. Farrell joined the
   Vice President     Manager--Capital Growth,         1996       Investment Adviser in
                      Small Cap Equity                 1992       1991.
--------------------------------------------------------------------------------------------
  Ronald E. Gutfleish Senior Portfolio Manager--       Since      Mr. Gutfleish joined the
   Vice President     Capital Growth,                  1996       Investment Adviser in
                      Balanced (Equity),               1994       1993. Prior to 1993, he
                      Growth and Income                1993       was a principal of
                                                                  Sanford C. Bernstein &
                                                                  Co. in its Investment
                                                                  Management Research
                                                                  Department.
--------------------------------------------------------------------------------------------
  Roderick D. Jack    Co-Portfolio Manager--           Since      Mr. Jack joined the
   Managing Director  International Equity             1992       Investment Adviser in
                                                                  1992. Prior to 1992, he
                                                                  worked in the advisory
                                                                  and financing group for
                                                                  S.G. Warburg in London.
--------------------------------------------------------------------------------------------
  Robert C. Jones     Senior Portfolio                 Since      Mr. Jones joined the
   Managing Director  Manager--Select                  1991       Investment Adviser in
                      Equity                                      1989.
--------------------------------------------------------------------------------------------
  Marcel Jongen       Co-Portfolio Manager--           Since      Mr. Jongen joined the
   Executive Director International Equity             1992       Investment Adviser in
                                                                  1992. Prior to 1992, he
                                                                  was head of equities at
                                                                  Philips Pension Fund in
                                                                  Eindhaven.
--------------------------------------------------------------------------------------------
  Richard C. Lucy     Co-Portfolio Manager--           Since      Mr. Lucy joined the
   Vice President     Balanced (Fixed Income)          1994       Investment Adviser in
                                                                  1992. Prior to 1992, he
                                                                  managed fixed income
                                                                  assets at Brown Brothers
                                                                  Harriman & Co.
--------------------------------------------------------------------------------------------
  Shogo Maeda         Co-Portfolio Manager--           Since      Mr. Maeda joined the
   Vice President     International Equity             1994       Investment Adviser in
                                                                  1994. Prior to 1994, he
                                                                  worked at Nomura
                                                                  Securities International
                                                                  and for a period at
                                                                  Manufacturers Hanover
                                                                  Bank in New York.
--------------------------------------------------------------------------------------------
  Matthew B. McLennan Assistant Portfolio Manager--    Since      Mr. McLennan joined the
   Associate          Small Cap Equity                 1996       Investment Adviser in
                                                                  1994. Prior to 1994, he
                                                                  worked in the Investment
                                                                  Banking Division of
                                                                  Goldman, Sachs & Co. in
                                                                  Australia.
--------------------------------------------------------------------------------------------
  Warwick M. Negus    Senior Portfolio                 Since      Mr. Negus joined the
   Managing Director  Manager--Asia                    1994       Investment Adviser in
                      Growth                                      1994. Prior to 1994, he
                      Co-Portfolio Manager--                      was a vice president of
                      International Equity             1994       Bankers Trust Australia
                                                                  Ltd.
--------------------------------------------------------------------------------------------
  Victor H. Pinter    Portfolio Manager--              Since      Mr. Pinter joined the
   Vice President     Select Equity                    1996       Investment Adviser in
                                                                  1990.
--------------------------------------------------------------------------------------------
  Karma Wilson        Portfolio Manager--              Since      Ms. Wilson joined the
   Vice President     Asia Growth                      1995       Investment Adviser in
                                                                  1995. Prior to 1995, she
                                                                  was an investment
                                                                  analyst with Bankers
                                                                  Trust Australia Ltd. and
                                                                  prior to 1993 worked at
                                                                  Arthur Andersen LLP.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSAM is entitled to a fee from the Balanced, Growth and Income, Small Cap Equity and International Equity Funds, computed daily and payable monthly, at the annual rates of 0.50%, 0.55%, 0.75% and 0.25%, respectively, of average daily net assets; however, GSAM is currently only imposing its advisory fee with respect to the International Equity Fund at the annual rate of 0.23% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSFM is entitled to a fee from the Select Equity and Capital Growth Funds, computed daily and payable monthly, at the annual rate of 0.50% and 0.75%, respectively of average daily net assets; however, GSFM is currently only imposing its advisory fee with respect to the Select Equity Fund at the annual rate of 0.44% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to Investment Advisory and Subadvisory Agreements, GSAMI is entitled to a fee from the Asia Growth and International Equity Funds, computed daily and payable monthly at the annual rates of 0.75% and 0.50%, respectively, of average daily net assets; however, GSAMI is currently only imposing its advisory fee with respect to the Asia Growth Fund and its subadvisory fee with respect to International Equity Fund at the annual rate of 0.71% and 0.48%, respectively, of average daily net assets. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although they have no current intention to do so. For the fiscal year ended January 31, 1996, each Fund paid fees at the foregoing contractual rates, except that the Select Equity Fund paid an advisory fee equal to 0.43% of its average daily net assets. Without giving effect to fee limitations, the aggregate management fees paid by the Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds are higher than the fees paid by most funds but the Investment Advisers believe such fees are comparable to management fees paid by funds with similar investment strategies.

  Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management--Expenses" in the Additional Statement. In addition, the Investment Adviser to the Balanced, Select Equity, Growth and Income, International Equity and Asia Growth Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding advisory, subadvisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses, and in the case of Select Equity, Growth and Income, International Equity and Asia Growth Funds, transfer agency fees) to the extent such expenses exceed 0.10%, 0.06%, 0.11%, 0.24% and 0.24% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ADMINISTRATOR. As administrator, pursuant to an Administration Agreement with each Fund, GSAM provides personnel for supervisory, administrative, and clerical functions; oversees the performance of administrative and professional services to each Fund by others; provides office facilities; and prepares, but does not pay for, reports to shareholders, the SEC and other regulatory authorities. As compensation for the services rendered to the Funds, GSAM is entitled to a fee from the Balanced and Growth and Income Funds, computed daily and payable monthly, at an annual rate equal to 0.15% of such Fund's average daily net assets and GSAM is entitled to a fee from each other Fund, computed daily and payable monthly at an annual rate equal to 0.25% of each such Fund's average daily net assets; however, GSAM is currently only imposing its administration fee with respect to the Select Equity, International Equity and Asia Growth Funds at the annual rate of 0.15% of average daily net assets. GSAM may discontinue or modify any such limitations in the future at its discretion, although it has no current intention to do so. For the period ended January 31, 1996, each Fund paid GSAM a fee for administration services at the foregoing contractual rates, except that the Select Equity Fund paid an administration fee equal to 0.18% of its average daily net assets. GSAM has agreed to reduce its fees payable by a Fund (to the extent of its fees) by the amount (if any) that a Fund's expenses exceed the applicable expense limitations imposed by state securities administrators. See "Management--Expenses" in the Additional Statement.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers for performing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to 0.125% annually of the average daily net assets of the Balanced and Select Equity Funds, 0.1375% annually of the average daily net assets of the Growth and Income Fund and 0.1875% annually of the average daily net assets of the Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds attributable to shares held by customers of such Authorized Dealers. In addition, Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers who perform administrative services with respect to depository institutions whose customers purchase shares of a Fund. These services include responding to certain inquiries from and providing written materials to depository institutions about a Fund; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository institutions. The amount of such compensation may be up to 0.08% annually of the average net assets of a Fund's shares attributable to purchases through, and held by the customers of, such depository institutions. Such compensation does not represent an additional expense to a Fund or its shareholders, since it will be paid from the assets of Goldman Sachs or its affiliates.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and Funds achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York, serves as the exclusive distributor of each Fund's shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to each Fund by Goldman Sachs (as Transfer Agent) and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee from each Fund, with respect to Class A shares and Class B shares of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction-related expenses (including those out-of-pocket expenses payable to servicing agents). Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.


                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this prospectus Class A and Class B shares, as described more fully in "How to Buy Shares of the Funds." If you do not specify in your instructions to the Funds which class of shares you wish to purchase, the Funds will assume that your instructions apply to Class A shares.

  CLASS A SHARES. If you invest less than $1 million in Class A shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A shares of a Fund, no sales charge will be imposed at the time of purchase, but you will incur a deferred sales charge equal to 1.00% if you redeem your shares within 18 months of purchase. Class A shares are subject to distribution fees of up to 0.25% (which currently is being waived in the case of Balanced, Growth and Income, Capital Growth and Small Cap Equity Funds and limited to 0.21% for the Select Equity, International Equity and Asia Growth Funds) and authorized dealer service fees of up to 0.25%, respectively, of each Fund's average daily net assets attributable to Class A shares.

  CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5% if redeemed within six years of purchase. Class B shares are subject to distribution and authorized dealer service fees of up to 0.75% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class B shares. See "Distribution and Authorized Dealer Service Plans." Your entire investment in Class B shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B shares will cause your Class B shares (until conversion to Class A shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class B shares will automatically convert to Class A shares, based on their relative net asset values, eight years after the initial purchase.

  FACTORS TO CONSIDER IN CHOOSING CLASS A OR CLASS B SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment, you might consider purchasing Class B shares. There is a maximum purchase limitation of $250,000 on each purchase of Class B shares.

HOW TO BUY SHARES OF THE FUNDS--CLASS A AND CLASS B SHARES

  You may purchase shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the net asset value next determined after receipt of an order, plus, in the case of Class A shares, any applicable sales charge. If, by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. New York time), a purchase order is received by a Fund, Goldman Sachs or an Authorized Dealer, the price per share will be based on the net asset value computed on the day the purchase order is received.

  The minimum initial investment in each Fund is $1,500. An initial investment minimum of $250 applies to purchases in connection with Individual Retirement Account Plans. For purchases through the Automatic Investment Plan, the minimum initial investment is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Company's officers.

  You may pay for purchases of shares by check (except that a check drawn on a foreign bank or a third party check will not be accepted), Federal Reserve draft, Federal Funds wire, ACH transfer or bank wire. Purchases of shares by check or Federal Reserve draft should be made payable as follows: (i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or
(ii) to Goldman Sachs Equity Portfolios, Inc.--(Name of Fund and Class of shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal Funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Fund may refuse to open an account for any investor who fails to (1) provide a social security number or other taxpayer identification number, or (2) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which shares are offered and the sales charge rates applicable to future purchases of shares.

OFFERING PRICE--CLASS A SHARES

  The offering price of Class A shares of each Fund is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                                 SALES CHARGE  MAXIMUM DEALER
                                                 SALES CHARGE AS AS PERCENTAGE  ALLOWANCE AS
       AMOUNT OF PURCHASE                         PERCENTAGE OF  OF NET AMOUNT PERCENTAGE OF
 INCLUDING SALES CHARGE, IF ANY)(                OFFERING PRICE    INVESTED    OFFERING PRICE
--------------------------------                 --------------- ------------- --------------
 Less than $50,000..............................      5.50%          5.82%          5.00%
 $50,000 up to (but less than) $100,000.........      4.75           4.99           4.00
 $100,000 up to (but less than) $250,000........      3.75           3.90           3.00
 $250,000 up to (but less than) $500,000........      2.75           2.83           2.25
 $500,000 up to (but less than) $1 million......      2.00           2.04           1.75
 $1 million or more.............................      0.00*          0.00*           **

--------
* No sales charge is payable at the time of purchase of Class A shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the assets, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $1 million or more by investors or "wrap" accounts satisfying the criteria set forth in (h) or (j) below. Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

  Purchases of $1 million or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 18 months after the end of the calendar month in which the purchase was made (the contingent deferred sales charge period), a CDSC of 1.00% will be imposed. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any Class A shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A shares of the Funds may be sold at net asset value without payment of any sales charge to (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Director or officer of the Company and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses and children; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion, provided they have entered into an agreement with GSAM specifying certain operating policies and standards; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans having either 200 eligible employees or at least $1,000,000 under management with GSAM and its affiliates;
(i) shareholders whose purchase is attributable to redemption proceeds (subject to appropriate documentation) from a registered open-end management investment company not distributed or managed by Goldman Sachs or its affiliates, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Funds and the shareholder either (1) paid an initial sales charge or (2) was at some time subject to a deferred sales charge with respect to the redemption proceeds; (j) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (k) registered investment advisers investing for accounts for which they receive asset-based fees; (l) accounts over which GSAM or its advisory affiliates have investment discretion; and (m) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Portfolios and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing shares of the Funds at net asset value without payment of any initial sales charge may be charged a fee if they effect transactions in shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Portfolios may be reinvested in shares of each Fund at net asset value, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A SHARES

  A shareholder who redeems Class A shares of a Fund may reinvest at net asset value any portion or all of his redemption proceeds (plus that amount necessary to acquire a fractional share to round off his purchase to the nearest full share) in Class A shares of a Fund or of any other Goldman Sachs Portfolio. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least thirty
(30) days before the redemption and that the reinvestment is effected within ninety (90) days after such redemption. If you paid a CDSC upon a redemption and reinvest in Class A shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. The holding period of the Class A shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed shares. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt by Goldman Sachs or an Authorized Dealer of a written purchase order indicating that the shares are eligible for reinvestment at net asset value.

  A reinvesting shareholder may realize a gain or loss for federal tax purposes as a result of such redemption. If the redemption occurs within ninety (90) days after the original purchase of the Class A shares, any sales charge paid on the original purchase cannot be taken into account by a shareholder reinvesting at net asset value pursuant to the reinvestment privilege for purposes of determining gain or loss realized on the redemption, but instead will be added to the tax basis of the Class A shares received in the reinvestment. To the extent that any loss is realized and shares of the same Fund are purchased within thirty (30) days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

RIGHT OF ACCUMULATION--CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A shares of the Goldman Sachs Portfolios may be combined under the Right of Accumulation. See Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION--CLASS A SHARES

  Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Class A shares of the Goldman Sachs Portfolios may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE--CLASS B SHARES

  Investors may purchase Class B shares of the Funds at the next determined net asset value without the imposition of an initial sales charge. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B shares, the Funds will first redeem shares not subject to any CDSC, and then shares held longest during the eight-year period. As a result, a redeeming shareholder will pay the lowest possible CDSC.

                                                                 CDSC AS A
                                                                 PERCENTAGE OF
   YEAR SINCE                                                    DOLLAR AMOUNT
   PURCHASE                                                      SUBJECT TO CDSC
   ----------                                                    ---------------
   First........................................................      5.0%
   Second.......................................................      4.0%
   Third........................................................      3.0%
   Fourth.......................................................      3.0%
   Fifth........................................................      2.0%
   Sixth........................................................      1.0%
   Seventh and thereafter.......................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B shares of a Fund will automatically convert into Class A shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares of a Fund acquired by exchange from Class B shares of another Fund will convert into Class A shares of such Fund based on the date of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase of the shares on which the distribution was paid. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service, for which the Funds will apply, or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

  WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE. The CDSC on Class B shares and Class A shares that are subject to a CDSC may be waived or reduced if the redemption relates to (i) the death or disability (as defined in Section 72 of the Code) of a shareholder if the redemption is made within one year of such event, (ii) excess contributions being returned to pension and profit sharing plans, pension funds and other company-sponsored benefit plans,
(iii) distributions from a qualified retirement plan invested in the Goldman Sachs Portfolios which are being reinvested into a Goldman Sachs IRA, and (iv) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A and Class B shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% of the value of your Class B shares and 10% of the value of your Class A shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Portfolio or ILA Portfolio. See "Fund Highlights." Shareholders may also elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Portfolio or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at net asset value and will not be subject to any initial or contingent deferred sales charge as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a

CDSC at the time of redemption from the Fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions: (i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $10,000 and
(ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross-reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds offer their shares for purchase by retirement plans, including IRA Plans for individuals and their non-employed spouses and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans and copies of the plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Under all plans, dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund or, if so directed by the shareholder, in cash or in shares of the same class or an equivalent class of any other Goldman Sachs Portfolio or ILA Portfolio.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at net asset value without the imposition of an initial or contingent deferred sales charge at the time of exchange for shares of the same class or an equivalent class of any other Fund, Goldman Sachs Portfolio or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares or units of these other funds acquired by an exchange may later be exchanged for shares of the same (or an equivalent class) of the original Fund at the next determined net asset value without the imposition of an initial or contingent deferred sales charge if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares or units of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be modified or withdrawn at any time upon sixty (60) days' notice to shareholders and is subject to certain limitations.

  An exchange of shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder had owned shares will be measured from the date the shareholder acquired the original shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and class of shares and either writing to Goldman Sachs, Attention: Goldman Sachs Equity Portfolios, Inc., Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, if previously elected in the Fund's Account Application, by telephone at 800-526-7384 (8:00 a.m. to 3:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds." Under the telephone exchange privilege, shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "How to Sell Shares of the Funds." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a sale of the shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of shares or units received in the exchange. If such sale occurs within ninety (90) days after the purchase of such shares, to the extent a sales charge that would otherwise apply to the shares or units received in the exchange is not imposed, the sales charge paid on such purchase of Class A shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss realized on such sale for federal income tax purposes, but instead will be added to the tax basis of the shares or units received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  If shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. Authorized Dealers who receive a portion of the sales charge applicable to the purchase of Class A or Class B shares will not be permitted to impose any other fees on the shareholders in connection with the purchase of such shares.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). The Funds or Goldman Sachs may reject or restrict purchases or exchanges of shares by a particular purchaser or group, for example, when a pattern of frequent purchases and sales of shares of a Fund is evident, or if the purchase and sale or exchange orders are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund. Goldman Sachs reserves the right to limit the participation in the Fund of its partners and employees.

  In addition to concessions allowed to Authorized Dealers, Goldman Sachs may, from time to time, assist Authorized Dealers by, among other things, providing sales literature to and holding informational programs for the benefit of Authorized Dealers' registered representatives. Authorized Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the Goldman Sachs Portfolios. Goldman Sachs may also provide additional promotional incentives to Authorized Dealers in connection with sales of shares of the Goldman Sachs Portfolios. These incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualified registered representatives and members of their families within or without the United States. Incentive payments will be provided for out of the sales charge and distribution fees or out of Goldman Sachs' other resources. Other than sales charges and distribution fees, a Fund and its shareholders do not bear distribution expenses. An Authorized Dealer receiving such incentives may be deemed to be an underwriter under the 1933 Act. In some instances, such incentives may be made available only to certain Authorized Dealers whose representatives have sold or are expected to sell significant amounts of shares.


               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLAN--CLASS A SHARES

  The Company, on behalf of each Fund's Class A shares, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act") (the "Class A Distribution Plan"). Under the Class A Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to 0.25% of a Fund's average daily net assets attributable to Class A shares of such Fund. Currently, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee for the Balanced, Growth and Income, Capital Growth and Small Cap Equity Funds and to limit the amount of such fee to 0.21% of average daily net assets attributable to Class A shares of Select Equity, International Equity and Asia Growth Funds. Goldman Sachs has no current intention of modifying or discontinuing such waiver, but may do so in the future at its discretion. The average rate for the fiscal year ended January 31, 1996 paid by the Balanced, Select Equity, Growth and Income, Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds to Goldman Sachs was 0.03%, 0.19%, 0.06%, 0.08%, 0.09%, 0.08% and 0.07%, respectively, with respect to each Fund's Class A shares.

  Goldman Sachs may use the distribution fee for its expenses of distributing of Class A shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class A Distribution Plan include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A shares. If the fee received by Goldman Sachs pursuant to the Class A Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Class A Distribution Plan will be reviewed and is subject to approval annually by the Board of Directors of the Company. The aggregate compensation that may be received under the Class A Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Rules of Fair Practice.

DISTRIBUTION PLAN--CLASS B SHARES

  The Company, on behalf of each Fund's Class B shares, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act (the "Class B Distribution Plan"). Under the Class B Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to 0.75% of a Fund's average daily net assets attributable to Class B shares of such Fund.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class B shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class B Distribution Plan include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to Authorized Dealers, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class B shares. If the fee received by Goldman Sachs pursuant to the Class B Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Class B Distribution Plan will be reviewed and is subject to approval annually by the Board of Directors of the Company. The aggregate compensation that may be received under the Class B Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Rules of Fair Practice.

AUTHORIZED DEALER SERVICE PLANS

  The Company on behalf of each Fund's Class A and Class B shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Class A or Class B Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A or Class B shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. The Service Plans will be reviewed and are subject to approval annually by the Board of Directors. For the period June 1, 1995 through January 31, 1996, each Fund paid Authorized Dealer service fees at the foregoing rate for each Funds' Class A shares.


                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its shares upon request of a shareholder on any Business Day at the net asset value next determined after the receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "Net Asset Value." Redemption proceeds will be mailed by check to a shareholder within three (3) Business Days of receipt of a properly executed request. If shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  A shareholder may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Application. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Company to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of shares will be made only to an identical account. Telephone requests will also be recorded. The Company may implement other procedures from time to time. If reasonable procedures are not implemented, the Company may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither a Fund, the Company nor Goldman Sachs will be responsible for the authenticity of instructions received by telephone. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in Federal Funds (for a total one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Company, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a sale for tax purposes. A minimum balance of $5,000 in shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A or Class B shares would be disadvantageous because of the sales charge imposed on your purchases of Class A shares or the imposition of a CDSC on your redemptions of Class A and Class B shares. The CDSC applicable to Class A and Class B shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend from net investment income and capital gains distribution, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in (i) cash, (ii) additional shares of the same class of the Fund or (iii) shares of the same or an equivalent class of any of the Goldman Sachs Portfolios or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B), as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in the Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional shares or units of the Fund or any other Goldman Sachs Portfolio or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares or units of the Fund, another Goldman Sachs Portfolio or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time, a portion of any Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions (or portions thereof) of taxable income or realized appreciation on such shares may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Company's Board of Directors.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class

B shares reflect deduction of the applicable CDSC imposed upon redemption of Class B shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  The Balanced and Growth and Income Funds compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. The investment performance of the Class A and Class B shares will be affected by the payment of a sales charge and distribution fees. See "Shares of the Company" below.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                             SHARES OF THE COMPANY

  Each Fund is a series of the Company, which was incorporated under the laws of the State of Maryland on September 27, 1989. The authorized capital stock of the Company consists of 2,000,000,000 shares of common stock, par value of $.001 per share. The Directors of the Company have authority under the Company's Charter to create and classify shares of capital stock in separate series, without further action by shareholders. Additional series may be added in the future. The Directors also have authority to classify and reclassify any series or portfolio of shares into one or more classes. The Select Equity, Growth and Income, International Equity and Asia Growth Funds offer four classes of shares: Institutional Shares, Service Shares and the shares offered by this Prospectus which are designated as Class A shares or Class B shares. The Balanced, Capital Growth and Small Cap Equity Funds offer Class A shares and Class B shares.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of independent accountants. However, pursuant to the Company's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Company to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. Shareholders of the Company may remove a Director by the affirmative vote of a majority of the Company's outstanding voting shares. The Board of Directors, however, will call a special meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of Directors holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Company does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders from qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by International Equity Fund and Asia Growth Fund are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction, but a portion of each other Fund's dividends may generally so qualify. A Fund's investment in zero coupon securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for a distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $50,000 or more of Class A shares of a Fund alone or in combination with Class A shares of another Fund or another Goldman Sachs Portfolio within a 13-month period, the shareholder may obtain shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional shares will apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman, Sachs & Co. that this Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if his purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, he will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of shares registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his order. When the minimum investment so specified is completed (either prior to or by the end of the thirteenth month), the shareholder will be notified and the escrowed shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman, Sachs & Co. any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman, Sachs & Co. pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
140 FLEET STREET
LONDON, ENGLAND EC4A 2BJ

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . . . . . . . 800-526-7384


EQI/250K/596
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE GOLDMAN SACHS

EQUITY PORTFOLIOS

CLASS A AND B SHARES

--------------------------------------------------------------------------------

PROSPECTUS



GOLDMAN
SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        EQISSTK
                      THE GOLDMAN SACHS EQUITY PORTFOLIOS
                              INSTITUTIONAL SHARES
                                 SERVICE SHARES

     SUPPLEMENT DATED DECEMBER 1, 1996 TO THE PROSPECTUS DATED MAY 1, 1996

  The following replaces the Fund Manager's table under the "Management"
section in the Prospectus:

 FUND MANAGERS


                                                    Years
                                                  Primarily
    Name and Title       Fund Responsibility     Responsible Five Year Employment History
-----------------------------------------------------------------------------------------
  G. Lee Anderson     Portfolio Manager--           Since      Mr. Anderson joined the
   Vice President     Growth and Income,            1996       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               was a research analyst
                                                               in the Investment
                                                               Research Department of
                                                               Goldman Sachs, & Co.
-----------------------------------------------------------------------------------------
  Eileen A. Aptman    Portfolio Manager--           Since      Ms. Aptman joined the
   Vice President     Mid-Cap Equity,               1996       Investment Adviser in
                      Growth and Income,            1996       1993. Prior to 1993, she
                                                               was an equity analyst at
                                                               Delphi Management.
-----------------------------------------------------------------------------------------
  Kent A. Clark       Portfolio Manager--           Since      Mr. Clark joined the
   Vice President     Select Equity                 1996       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               was studying for a Ph.D.
                                                               in finance at the
                                                               University of Chicago.
-----------------------------------------------------------------------------------------
  Ronald E. Gutfleish Senior Portfolio Manager--    Since      Mr. Gutfleish joined the
   Vice President     Growth and Income             1993       Investment Adviser in
                                                               1993. Prior to 1993, he
                                                               was a principal of
                                                               Sanford C. Bernstein &
                                                               Co. in its Investment
                                                               Management Research
                                                               Department.
-----------------------------------------------------------------------------------------
  Roderick D. Jack    Co-Portfolio Manager--        Since      Mr. Jack joined the
   Managing Director  International Equity          1992       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               worked in the advisory
                                                               and financing group for
                                                               S.G. Warburg in London.
-----------------------------------------------------------------------------------------
  Robert C. Jones     Senior Portfolio              Since      Mr. Jones joined the
   Managing Director  Manager--Select               1991       Investment Adviser in
                      Equity                                   1989.
-----------------------------------------------------------------------------------------
  Marcel Jongen       Co-Portfolio Manager--        Since      Mr. Jongen joined the
   Executive Director International Equity          1992       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               was head of equities at
                                                               Philips Pension Fund in
                                                               Eindhaven.
-----------------------------------------------------------------------------------------
  Shogo Maeda         Co-Portfolio Manager--        Since      Mr. Maeda joined the
   Vice President     International Equity          1994       Investment Adviser in
                                                               1994. Prior to 1994, he
                                                               worked at Nomura
                                                               Securities International
                                                               and for a period at
                                                               Manufacturers Hanover
                                                               Bank in New York.
-----------------------------------------------------------------------------------------
  Warwick M. Negus    Senior Portfolio              Since      Mr. Negus joined the
   Managing Director  Manager--Asia                 1994       Investment Adviser in
                      Growth                                   1994. Prior to 1994, he
                      Co-Portfolio Manager--                   was a vice president of
                      International Equity          1994       Bankers Trust Australia
                                                               Ltd.
-----------------------------------------------------------------------------------------
  Victor H. Pinter    Portfolio Manager--           Since      Mr. Pinter joined the
   Vice President     Select Equity                 1996       Investment Adviser in
                                                               1990.
-----------------------------------------------------------------------------------------
  Karma Wilson        Portfolio Manager--           Since      Ms. Wilson joined the
   Vice President     Asia Growth                   1995       Investment Adviser in
                                                               1995. Prior to 1995, she
                                                               was an investment
                                                               analyst with Bankers
                                                               Trust Australia Ltd. and
                                                               prior to 1993 worked at
                                                               Arthur Andersen LLP.